Shareholder Fees - FidelityInternationalIndexFunds-ComboPRO	Dec. 30, 2023 USD ($)
FidelityInternationalIndexFunds-ComboPRO | Fidelity Emerging Markets Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none